Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

17.  Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Salary and welfare payables	1,995,315	3,131,752
Deposits	6,816,340	9,787,387
Payable related to employees’ exercise of share-based awards	74,119	152,177
Rental fee payables	250,154	400,632
Professional fee accruals	62,181	59,802
Others	1,314,481	1,586,090

Total	10,512,590	15,117,840